     As filed with the Securities and Exchange Commission February 6, 2007
                                                 File Nos. 2-67052 and 811-3023
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-1A

                               -----------------

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Post-Effective Amendment No. 201

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 202

                               -----------------

                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                               -----------------

                               David M. Whitaker
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                               -----------------

                                  Copies to:

                             Robert J. Zutz, Esq.
                 Kirkpatrick Lockhart Gates Preston Ellis LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006

                               -----------------

    It is proposed that this filing will become effective:

    X  immediately upon filing pursuant to Rule 485, paragraph (b)(1)

       on __________ pursuant to Rule 485, paragraph (b)(1)

       60 days after filing pursuant to Rule 485, paragraph (a)(1)

       on __________ pursuant to Rule 485, paragraph (a)(1)

       75 days after filing pursuant to Rule 485, paragraph (a)(2)

       on __________ pursuant to Rule 485, paragraph (a)(2)

       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

       Title of series being registered: SteepleView Fund.

================================================================================


                                    PART A

The prospectus dated January 29, 2007 and filed as Part A to Post-Effective
Amendment No. 200 (Accession No. 0001193125-07-015389 is incorporated herein by reference.

                                    PART B

The Statement of Additional Information dated January 29, 2007 and filed as
Part B to Post-Effective Amendment No. 200 (Accession No. 0001193125-07-015389 is incorporated herein by reference.

                                    PART C
                               OTHER INFORMATION

ITEM 23. EXHIBITS

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(a)      Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b)      By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment
         No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

(c)      See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d) (1)     Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

    (2)     Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. (Exhibit
            incorporated by reference as filed as Exhibit (5)(d) in post-effective amendment No. 62 via EDGAR on
            May 26, 1998, accession number 0001004402-98-000307).

    (3)     Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit
            incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on
            June 8, 1998, accession number 0001004402-98-000339).

    (4)     Investment Advisory Agreement between Registrant and Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on
            July 31, 2000, accession number 0001004402-00-000261).

    (5)     Investment Advisory Agreement between Registrant and Winslow Management Company, LLC
            (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 176 via
            EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (6)     Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on
            July 31, 2001, accession number 0001004402-01-500152).

    (7)     Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October
            30, 2001, accession number 0001004402-01-500264).

    (8)     Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and
            Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-
            03-000044).

    (9)     Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital
            Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

    (10)    Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit
            incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

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
    (11)    Management Agreement between Registrant and Auxier Asset Management (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 180 via Edgar on September 27,
            2005, accession number 0001275125-05-000478).

    (12)    Investment Advisory Agreement between Registrant and Windowpane Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 180 via Edgar on
            September 27, 2005, accession number 0001275125-05-000478).

    (13)    Sub-Advisory Agreement between Windowpane Advisors LLC and Hellman, Jordan Management Co.,
            Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

    (14)    Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit
            incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (15)    Sub-Advisory Agreements between Absolute Investment Advisers, LLC and each sub-adviser to
            Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (16)    Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d) (25) in post-effective amendment No. 180 via Edgar on September
            27, 2005, accession number 0001275125-05-000478).

    (17)    Investment Advisory Agreement between Registrant and Dover Corporate Responsibility Management
            LLC (Exhibit incorporated by reference as filed as Exhibit (d) (26) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

    (18)    Interim Investment Advisory Agreement between Registrant and Golden Capital Management, LLC
            (Exhibit incorporated by reference as filed as Exhibit (d)(25) in post-effective amendment No. 188 via
            EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (19)    Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit
            incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182.

    (20)    Investment Advisory Agreement between Registrant and Spears, Grisanti & Brown, LLC (Exhibit
            incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (21)    Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated
            regarding Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-
            effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-
            243002).

    (22)    Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Walter Scott &
            Partners Limited regarding Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

    (23)    Investment Advisory Agreement between Registrant and Alex. Brown Investment Management regarding Flag Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund
            (Exhibit incorporated by reference as filed as Exhibit (d)(23) in post-effective amendment No. 198 via
            EDGAR on November 28, 2006, accession number 0001193125-06-243002).

    (24)    Form of Investment Advisory Agreement between Registrant and Third Millennium Investment
            Advisors, LLC regarding Third Millennium Russia Fund to be filed by further amendment.

    (25)    Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial
            Management, LLC, regarding Absolute Strategies Fund to be filed by further amendment.

(e) (1)     Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers
            (Exhibit incorporated by reference as filed as Exhibit incorporated by reference as filed as Exhibit (e)(1)
            in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number
            0001004402-02-000540).

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
    (2)     Distribution Agreement between Registrant and Foreside Fund Services, LLC dated November 24, 2003 as amended and restated October 1, 2004 and August 8, 2005 (Exhibit (e)(2)) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(f)         None.

(g) (1)     Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to
            Brown Advisory Funds (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

    (2)     Global Custodial Services Agreement between Forum Funds and Citibank, N.A (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29,
            2005, accession number 0001275125-05-000362).

(h) (1)     Administration Agreement between Registrant and Forum Administrative Services, LLC dated
            September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 160 via EDGAR on December 30, 2004, accession number 0001275125-04-000450).

    (2)     Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated
            November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (3)     Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

    (4)     Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service
            Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit
            (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number
            0001004402-98-000530).

    (5)     Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund
            (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via
            EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (6)     Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund
            (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via
            EDGAR on April 3, 2001, accession number 0001004402-01-000118).

    (7)     Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small
            Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

    (8)     Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund
            (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via
            EDGAR on September 17, 2004, accession number 0001275125-04-000313).

    (9)     Shareholder Service Plan of Registrant dated September 22, 2004 relating to Brown Advisory Funds
            (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 187 via
            EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (10)    Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding
            Fountainhead Special Value Fund dated February 28, 2006 (Exhibit incorporated by reference as filed as
            Exhibit (h)(12) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (11)    Contractual Fee Waiver Agreement between Registrant and Winslow Management Company, LLC
            (Exhibit incorporated by reference as filed as Exhibit (h)(11) in post-effective amendment No. 198 via
            EDGAR on November 28, 2006, accession number 0001193125-06-243002).

    (12)    Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF
            Dent Premier Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(15) in post-
            effective amendment No. 193 via EDGAR on July 31, 2006 accession number 0001275125-06-000276).

    (13)    Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding
            Adams Harkness Small Cap Growth Fund dated March 30, 2006 (Exhibit incorporated by reference as filed as Exhibit

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
            (h)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number
            0001193125-06-088043)

    (14)    Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding
            Auxier Focus Fund dated October 16, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(17)
            in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-
            06-218204).

    (15)    Contractual Fee Waiver Agreement between Registrant and Absolute Investment Advisers, LLC regarding Absolute Strategies Fund dated November 22, 2005 (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

    (16)    Contractual Fee Waiver Agreement between Registrant and Dover Corporate Responsibility
            Management LLC regarding Dover Responsibility Fund dated March 1, 2006 (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 188 via EDGAR on February 24,
            2006, accession number 0001275125-06-000062).

    (17)    Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated
            regarding Brown Advisory Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit
            (h)(20) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number
            0001193125-06-093182)

    (18)    Form of Contractual Fee Waiver Agreement between Registrant and Alex. Brown Investment
            Management regarding Flag Investors Equity Opportunity Fund and Flag Investors Income Opportunity
            Fund (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

    (19)    Form of Contractual Fee Waiver Agreement between Registrant and Third Millennium Investment
            Advisors, LLC regarding Third Millennium Russia Fund to be filed by further amendment.

    (20)    Compliance Services Agreement between Registrant and Foreside Compliance Services, LLC dated
            October 1, 2004 as amended and restated June 1, 2005 and August 8, 2006 (Exhibit (h)(22) in post-
            effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-
            000394.)

(i)         Opinion and Consent of Counsel (Exhibit incorporated by reference as filed as Exhibit (i) in post-
            effective amendment No. 200 via EDGAR on January 29, 2007 accession number 0001193125-07-
            015389).

(j)         Consent of Independent Auditors is filed herewith as Exhibit (j).

(k)         None.

(l)         Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant
            (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via
            EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1)     Rule 12b-1 Plan adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown
            Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap
            Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown
            Advisory Intermediate Income Fund, Dover Responsibility Fund, Golden Large Core Value Fund,
            Golden Small Core Value Fund, Merk Hard Currency Fund, Shaker Fund, SteepleView Fund, Flag
            Investors - Equity Opportunity Fund and Flag Investors - Income Opportunity Fund (Exhibit
            incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 195 via EDGAR on September 15, 2006 accession number 0001275125-06-000394.)

(n) (1)     Rule 18f-3 Plan dated August 1, 2002 (as amended February 13, 2006) adopted by Registrant for Brown
            Advisory Small-Cap Growth Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Value
            Equity Fund, Brown Advisory Growth Equity Fund, Brown Advisory International Fund, Brown
            Advisory Maryland Bond Fund, Brown Advisory Real Estate Fund, Brown Advisory Opportunity Fund
            and Brown Advisory Small-Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(2)
            in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number
            0001275125-06-000062).

    (2)     Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment
            No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

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
    (3)     Rule 18f-3 Plan adopted by Registrant for Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (n)(5) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (4)     Rule 18f-3 Plan adopted by Registrant for Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (n)(6) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (5)     Rule 18f-3 Plan adopted by Registrant for Dover Responsibility Fund (Exhibit incorporated by reference as filed as Exhibit (n)(7) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

    (6)     Rule 18f-3 Plan adopted by Registrant for Golden Large Core Value Fund and Golden Small Core
            Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment
            No. 179 via EDGAR on August 12, 2005, accession number 0001275125-05-000389).

    (7)     Rule 18f-3 Plan adopted by Registrant for Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

    (8)     Rule 18f-3 Plan adopted by Registrant for Flag Investors - Equity Opportunity Fund and Flag Investors -
            Income Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (n)(8) in post-effective amendment No. 198 via EDGAR on November 28, 2006, accession number 0001193125-06-243002).

    (9)     Rule 18f-3 Plan adopted by Registrant Third Millennium Russia Fund to be filed by further amendment.

(p) (1)     Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p)(1) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-
            000362).

    (2)     Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-05-000327).

    (3)     Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit
            (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number
            0001004402-00-000327).

    (4)     Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

    (5)     Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

    (6)     Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as
            Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number
            0001004402-00-000185).

    (7)     Code of Ethics adopted by Winslow Management Company, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 187 via EDGAR on December 28, 2005, accession number 0001275125-05-000626).

    (8)     Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as
            Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number
            0001004402-01-500127).

    (9)     Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as
            Exhibit (p)(11) in post effective amendment No.166 via EDGAR on February 28, 2005, accession number 0001275125-05-000122).

    (10)    Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

     (11)    Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

     (12)    Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 197 via EDGAR on October 30, 2006 accession number 0001193125-06-218204).

     (13)    Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30,
             2004, accession number 0001275125-04-000225).

     (14)    Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

     (15)    Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (16)    Code of Ethics adopted by Windowpane Advisors, LLC (Exhibit incorporated by reference as filed as
             Exhibit (p)(18) in post-effective amendment No. 162 via EDGAR on February 23, 2005, accession number 0001275125-05-00085).

     (17)    Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(19) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (18)    Code of Ethics adopted by Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 157 via EDGAR on December 9, 2004, accession number 0001275125-04-000419).

     (19)    Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(23) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (20)    Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as
             Exhibit (p)(24) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
             0001275125-05-000241).

     (21)    Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as
             Exhibit (p)(25) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
             0001275125-05-000215).

     (22)    Code of Ethics adopted by Contravisory Research & Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 169 via EDGAR on April 28,
             2005, accession number 0001275125-05-000215).

     (23)    Code of Ethics adopted by Grantham, Mayo, Van Otterloo & Co., LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 169 via EDGAR on April 28,
             2005, accession number 0001275125-05-000215).

     (24)    Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number
             0001275125-05-000241).

     (25)    Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (26)    Code of Ethics adopted by Loomis, Sayles & Company, L.P. (Exhibit incorporated by reference as filed as Exhibit (p)(30) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

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
     (27)    Code of Ethics adopted by Metropolitan West Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(31) in post-effective amendment No. 169 via EDGAR on April 28,
             2005, accession number 0001275125-05-000215).

     (28)    Code of Ethics adopted by Moody Aldrich Partners, LLC (Exhibit incorporated by reference as filed as
             Exhibit (p)(32) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
             0001275125-05-000215).

     (29)    Code of Ethics adopted by Scout Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(33) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (30)    Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (31)    Code of Ethics adopted by TT International Investment Management (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

     (32)    Code of Ethics adopted by TWIN Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(36) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (33)    Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(37) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

     (34)    Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as
             Exhibit (p)(38) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number
             0001275125-05-000215).

     (35)    Code of Ethics adopted by Dover Corporate Responsibility Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(39) in post-effective amendment No. 169 via EDGAR on April 28,
             2005, accession number 0001275125-05-000215).

     (36)    Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(38) in post-effective amendment No. 191 via EDGAR on April 25, 2006, accession number 0001193125-06-088043)

     (37)    Code of Ethics adopted by Spears, Grisanti & Brown, LLC (Exhibit incorporated by reference as filed as
             Exhibit (p) (41) in post-effective amendment No. 180 via Edgar on September 27, 2005, accession number 0001275125-05-000478).

     (38)    Code of Ethics adopted by Alex. Brown Investment Management (to be filed by further amendment).

     (39)    Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit
             (p)(42) in post-effective amendment No. 175 via Edgar on July 1, 2005, accession number 0001275125-
             05-000327).

     (40)    Code of Ethics of Third Millennium to be filed by further amendment.

     (41)    Code of Ethics of Mohican Financial Management, LLC to be filed by further amendment.

Other Exhibits:

(A) Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and
    J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment
    No. 187 via EDGAR on December 28, 2005, accession number
    0001275125-05-000626).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

    None

ITEM 25. INDEMNIFICATION

    In accordance with Section 3803 of the Delaware Business Trust Act,
    Section 10.02 of Registrant's Trust Instrument provides as follows:

    "10.02. INDEMNIFICATION

    (a) Subject to the exceptions and limitations contained in Section
    (b) below:

       (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

       (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

    (b) No indemnification shall be provided hereunder to a Covered Person:

       (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

       (ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

           (A) By the court or other body approving the settlement;

           (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

           (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

    (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

    (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

    (e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
    (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
    (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

    (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

    With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

    "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

    With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Alex. Brown Investment Management; Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Mastrapasqua & Associates; Merk Investments, LLC; Polaris Capital Management, Inc.; Spears, Grisanti & Brown, LLC; Windowpane Advisors, LLC; and Winslow Capital Management, LLC provide similarly as follows:

    "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

    With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

    "(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

    After receipt of the Distributor's notice of termination under
    Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

    (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

    (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

       (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

       (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
    Section 7 of this Agreement ("Trust Claims").

    (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

    (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

    (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

    (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

    (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

    (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) Winslow Management Company, LLC

    The following chart reflects the directors and officers of Winslow, including their business connections, which are of a substantial nature. The address of Winslow is 99 High Street, 12/th/ Floor, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name                   Title                          Business Connection
 ----                   ------------------------------ -----------------------
 Jack W. Robinson       President and Chief Investment Winslow, Adams Harkness
                        Officer                        Financial Group
 Elizabeth Cluett Thors Partner                        Winslow
 Matthew W. Patsky      Partner                        Winslow

(b) AH Lisanti Capital Growth, LLC

    The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature. The address of AH Lisanti is 623 5/th/ Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

            Name         Title     Business Connection
            ----         --------- --------------------------------
            Mary Lisanti President AH Lisanti
            John Adams   Chairman  AH Lisanti, Canaccord Adams Inc.
            Kevin Dunn   Director  AH Lisanti, Canaccord Adams Inc.

(c) Austin Investment Management, Inc.

    The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

       Name          Title                           Business Connection
       ----          ------------------------------- -------------------
       Peter Vlachos Director, President, Treasurer,       Austin
                     Secretary

(d) Auxier Asset Management LLC

    The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

          Name             Title                   Business Connection
          ----             ----------------------- -------------------
          James J. Auxier  Chief Executive Officer       Auxier
          Shauna C. Tweedy Chief Financial Officer       Auxier

(e) Brown Investment Advisory Incorporated

    The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Advisory Holdings, Incorporated is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name               Title                                 Business Connection
----               ------------------------------------- -----------------------------
Michael D. Hankin  President & Director                  Brown
                   Director and Chief Executive Officer, Brown Investment Advisory and
                   Trustee                               Trust Company
                   Director, President and Chief         Brown Advisory Holdings,
                   Executive Officer                     Incorporated
David M. Churchill Treasurer & Director                  Brown
                   Treasurer and Chief Financial Officer Brown Investment Advisory and
                                                         Trust Company
                   Treasurer and Chief Financial Officer Brown Advisory Holdings,
                                                         Incorporated
Christopher Laia   Secretary                             Brown
                   Secretary                             Brown Investment Advisory and
                                                         Trust Company
                   Secretary                             Brown Advisory Holdings,
                                                         Incorporated
Patrick J. Ventura Chief Compliance Officer              Brown

(f) Cardinal Capital Management, L.L.C.

    The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature. The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

  Name                  Title                             Business Connection
  ----                  --------------------------------- -------------------
  Amy K. Minella        Managing Partner                       Cardinal
  Eugene Fox            Managing Director                      Cardinal
  Robert B. Kirkpatrick Managing Director                      Cardinal
  Thomas J. Spelman     Managing Director/Chief Financial      Cardinal
                        Officer/Chief Compliance Officer

(g) D.F. Dent and Company, Inc.

    The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name                  Title                        Business Connection
     ----                  ---------------------------- -------------------
     Daniel F. Dent        President and Treasurer           D.F. Dent
     Sutherland C. Ellwood Vice President                    D.F. Dent
     Thomas F. O'Neil      Vice President and Secretary      D.F. Dent
     Linda W. McCleary     Vice President                    D.F. Dent

(h) Golden Capital Management, LLC

    The following chart reflects the directors and officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource

    Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name               Title                        Business Connection
   ----               ---------------------------- -------------------------
   Greg Golden        Principal, President & CEO   Golden Capital Management
   Jeff C. Moser      Principal, Managing Director Golden Capital Management
   Jonathan Cangalosi Managing Director            Golden Capital Management
   Lynette Alexander  Managing Director & CCO      Golden Capital Management
   Robi Elnekave      Managing Director            Golden Capital Management

(i) H.M. Payson & Co.

    The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

     Name                 Title                        Business Connection
     ----                 ---------------------------- -------------------
     John C. Downing      Managing Director, Treasurer  H.M. Payson & Co.
     Thomas M. Pierce     Managing Director             H.M. Payson & Co.
     Peter E. Robbins     Managing Director             H.M. Payson & Co.
     John H. Walker       Managing Director, President  H.M. Payson & Co.
     Teresa M. Esposito   Managing Director             H.M. Payson & Co.
     John C. Knox         Managing Director             H.M. Payson & Co.
     Harold J. Dixon      Managing Director             H.M. Payson & Co.
     Michael R. Currie    Managing Director             H.M. Payson & Co.
     William O. Hall, III Managing Director             H.M. Payson & Co.

(j) King Investment Advisors, Inc.

    The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

 Name              Title                         Business Connection
 ----              ----------------------------- -----------------------------
 Roger E. King     Chairman and President        King
 John R. Servis    Director                      King
                   Owner, Commercial Real Estate John R. Servis Properties
                                                 602 Hallie, Houston, TX 77024
 Pat H. Swanson    Compliance Officer            King
 Jane D. Lightfoot Secretary/Treasurer           King

(k) Mastrapasqua & Associates, Inc.

    The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature. The address of Mastrapasqua is 814 Church Street, Suite 600, Nashville, Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                  Title                            Business Connection
   ----                  -------------------------------- -------------------
   Frank Mastrapasqua    Chairman, CEO and Portfolio         Mastrapasqua
                         Manager
   Mauro M. Mastrapasqua First Vice President-E Commerce     Mastrapasqua
                         and Strategy Associate Portfolio
                         Manager

(l) Philadelphia International Advisors, LP

    The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                          Title                             Business Connection
----                          --------------------------------- ------------------------------
Andrew B. Williams, CFA       Chief Investment Officer and      PIA
                              Lead Portfolio Manager
                              Treasurer                         Treasurer, Germantown Friends'
                                                                School
                                                                31 West Coulter Street
                                                                Philadelphia, PA 19144
Robert C. Benthem de Grave    Portfolio Manager                 PIA
Frederick B. Herman, III, CFA Portfolio Manager                 PIA
Peter W. O'Hara, CFA          Portfolio Manager                 PIA
Christopher S. Delpi, CFA     Director of Research              PIA
James S. Lobb                 Managing Director of Sales &      PIA
                              Service
                              Board Member                      Riddle Memorial Hospital
                                                                1068 West Baltimore Pike
                                                                Media, PA 19063
Scott E. Decatur, PhD         Director of Quantitative Research PIA
Thomas R. Angers, CFA         Research Analyst                  PIA
Wei Huang, PhD                Research Analyst                  PIA
Kent E. Weaver, Jr., CFA      Director of Client Service/CCO    PIA

(m) Polaris Capital Management, Inc.

    The following chart reflects the directors and officers of Polaris, including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                   Title                        Business Connection
----                   ---------------------------- ------------------------------
Bernard R. Horn, Jr.   President, Portfolio Manager Polaris
Edward E. Wendell, Jr. Treasurer                    Polaris
                       President                    Boston Investor Services, Inc.

(n) Spears, Grisanti & Brown, LLC

    The following chart reflects the directors and officers of Spears, Grisanti & Brown, LLC, including their business connections, which are of a substantial nature. The address of Shaker is 45 Rockefeller Plaza, 17/th/ Floor, New York, New York, 10111 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                    Title                  Business Connection
    ----                    ---------------------- ------------------------
    William G. Spears       Director and Principal Spears, Grisanti & Brown
    Vance C.Brown           Principal              Spears, Grisanti & Brown
    Christopher C. Grisanti Principal              Spears, Grisanti & Brown

(o) Windowpane Advisors, LLC

    The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature. The address of Windowpane is 60 W. Broadway, Suite 1010, San Diego, California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

             Name               Title           Business Connection
             ----               --------------- -------------------
             Michael Stolper    Managing Member     Windowpane
             Barbara Ann Malone Managing Member     Windowpane

(p) Hellman, Jordan Management Co., Inc.

    The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature. The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

        Name                  Title                 Business Connection
        ----                  --------------------- -------------------
        Gerald R. Jordan, Jr. Chairman                    Hellman
        Gerald Reid Jordan    President                   Hellman
        Nicholas Gleysteen    Senior Vice President       Hellman
        Susan G. Lynch        Vice President              Hellman
        Luke Murphy           Vice President              Hellman
        Ethan T. Brown        Vice President              Hellman

(q) Walter Scott & Partners Limited

    The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature. The address of Walter Scott is One Charlotte Square, Edinburgh, Scotland EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

  Name                     Title                          Business Connection
  ----                     ------------------------------ -------------------
  Walter G. Scott          Chairman                          Walter Scott
  John Clark               Director                          Walter Scott
  Marilyn R. Harrison      Director                          Walter Scott
  Kenneth J. Lyall         Director                          Walter Scott
  James D. Smith           Director                          Walter Scott
  Pamela J. Maxton         Director                          Walter Scott
  Alistair Lyon-Dean       Secretary and Chief Compliance    Walter Scott
                           Officer
  Alan McFarlane           Managing Director                 Walter Scott
  Sharon F. Bentley-Hamlyn Director                          Walter Scott
  Rodger H. Nisbet         Director                          Walter Scott

(r) Absolute Investment Advisers, LLC

    The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 94 Station St., Suite 202, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                         Title        Business Connection
         ----                         ------------ -------------------
         Anthony R. Bosch             Principal         Absolute
         Brian D. Hlidek              Principal         Absolute
         James P. Compson             Principal         Absolute
         Christian E. Aymond          Principal         Absolute
         Alexander H. Petro           Principal         Absolute
         Fort Hill Capital Management Direct Owner      Absolute

(s) Aronson+Johnson+Ortiz, LP

    The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20/th/ Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                       Title                                Business Connection
----                       ------------------------------------ --------------------------------
Theodore R. Aronson        Managing Principal; Limited Partner; Aronson;
                           Member of Aronson+ Johnson+          Member of Aronson+Johnson+Ortiz,
                           Ortiz, LLC                           LLC
Martha E. Ortiz            Principal; Limited Partner           Aronson
Kevin M. Johnson           Principal; Limited Partner           Aronson
Paul E. Dodge              Principal; Limited Partner           Aronson
Stefani Cranston           Principal; Limited Partner           Aronson
Gina Maria N. Moore        Principal; Limited Partner           Aronson
Gregory J. Rogers          Principal; Limited Partner           Aronson
Aronson+Johnson+Ortiz, LLC General Partner                      Aronson
Joseph F. Dietrick         Chief Compliance Officer; Chief      Aronson
                           Legal Officer
Douglas D. Dixon           Principal; Limited Partner           Aronson
Robert B. Wenzinger        Principal; Limited Partner           Aronson

(t) Bernzott Capital Advisors

    The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                                     Title                               Business Connection
----                                     ----------------------------------- -------------------
Kevin Bernzott                           Chairman; CEO; Compliance Officer        Bernzott
Peter F. Banks                           President; Chief Investment Officer      Bernzott
Dale A. Eucker                           Director                                 Bernzott
Randall A. Schouten                      Director                                 Bernzott
Priscilla A. Olsen                       Director                                 Bernzott
Peter D. Demartino                       Director                                 Bernzott
Thomas A. Derse                          Chief Financial Officer                  Bernzott
Kathleen A. Loretto                      Director                                 Bernzott
Bernzott Capital Advisors Profit Sharing Shareholder                              Bernzott
Plan
Margaret A. Schouten                     Director                                 Bernzott

(u) Contravisory Research & Management Corp.

    The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

            Name                  Title          Business Connection
            ----                  -------------- -------------------
            George E. Noonan, Jr. President         Contravisory
            William M. Noonan     Vice President    Contravisory
            Philip A. Noonan      Vice President    Contravisory

(v) Grantham, Mayo, Van Otterloo & Co., LLC

    The following chart reflects the directors and officers of GMO, including their business connections, which are of a substantial nature. The address of GMO is 40 Rowes Wharf, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

  Name                    Title                           Business Connection
  ----                    ------------------------------- -------------------
  Robert J. Grantham      Founding Member; GMO, LLC               GMO
                          Board Chairman
  Scott E. Eston          Member; Chief Financial Officer         GMO
  Richard A. Mayo         Capital Member                          GMO
  Eyk A.D.M. Van Otterloo Founding Member; GMO, LLC               GMO
                          Board Member
  John W. Rosenblum       Member; GMO, LLC Board Member           GMO
  Christopher Darnell     Member; GMO, LLC Board                  GMO
                          Member; Investment Director
  Jon L. Hagler           Member; GMO, LLC Board Member           GMO
  Arjun Divecha           Member; GMO, LLC Board                  GMO
                          Member; Executive Committee
  William Nemerever       Member; Investment Director             GMO
  Ann M. Spruill          Member; GMO, LLC Board                  GMO
                          Member; Executive Committee;
                          Investment Director
  Thomas F. Cooper        Member; Investment Director             GMO
  Anthony Ryan            Member; Executive Committee             GMO
  Benjamin Inker          Member; Executive Committee;            GMO
                          Investment Director
  Julie L. Perniola       Compliance Officer                      GMO
  Robert M. Soucy         Member; Investment Director             GMO
  Kirk Ott                Member; Investment Director             GMO
  Edmond G. Choi          Member; Investment Director             GMO

(w) Horizon Asset Management, Inc.

    The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4/th/ Floor South, New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name              Title                               Business Connection
   ----              ----------------------------------- -------------------
   Denise M. Kashey  Director                                  Horizon
   Steven Bregman    Director; President                       Horizon
   Peter Doyle       Director; Vice President; Secretary       Horizon
   Thomas C. Ewing   Director                                  Horizon
   Andrew M. Fishman Director of Compliance; General           Horizon
                     Counsel
   John Meditz       Vice Chairman; Director                   Horizon
   Murray Stahl      Chairman; Treasurer                       Horizon

(x) Kinetics Asset Management, Inc.

    The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 16 New Broadway, Sleepy Hollow, New York 10591 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

     Name              Title                           Business Connection
     ----              ------------------------------- -------------------
     Bruce P. Abel     Director; Secretary                  Kinetics
     Lawrence P. Doyle Chairman                             Kinetics
     Peter Doyle       President; CEO; Director; Chief      Kinetics
                       Investment Strategist
     Andrew M. Fishman Director of Compliance               Kinetics

             Leonid Polyakov       Director; CFO           Kinetics
             James G. Doyle        Director; Chief Counsel Kinetics
             Frank Costa           Shareholder             Kinetics
             Kinetics Voting Trust Trust is Shareholder    Kinetics
             Susan C. Conway       Shareholder             Kinetics
             Karen & Larry Doyle   Shareholder             Kinetics
             Irrevocable Trust
             Karen Doyle Trust     Shareholder             Kinetics
             Lawrence Doyle Trust  Shareholder             Kinetics

(y) Loomis, Sayles & Company, L.P.

    The following chart reflects the directors and officers of Loomis, including their business connections, which are of a substantial nature. The address of Loomis is One Financial Center, Boston, Massachusetts 02111-2621 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                         Title                                  Business Connection
----                         -------------------------------------- ------------------------------
Loomis, Sayles & Company,    General Partner of Registrant          Loomis
Inc. ("LSCI")
IXIS Asset Management North  Limited Partner of Registrant;         Loomis; Shareholder of IXIS AM
America, L.P. ("IXIS AM NA") Shareholder (IXIS AM Holdings)         Holdings
Robert J. Blanding           Chief Executive Officer of             Loomis
                             Registrant;
                             Director of General Partner
Kevin P. Charleston          Chief Financial Officer of Registrant; Loomis
                             Director of General Partner
Daniel J. Fuss               Director of General Partner            Loomis
John F. Gallagher            Director of General Partner            Loomis
Lauriann C. Kloppenburg      Director of General Partner            Loomis
Peter S. Voss                Director of General Partner            Loomis
John R. Gidman               Director of General Partner            Loomis
Donald P. Ryan               Chief Compliance Officer of            Loomis
                             Registrant
Jaehoon Park                 Director of General Partner            Loomis
Jean S. Loewenberg           Chief Legal Officer of Registrant;     Loomis
                             Director of General Partner
Mark E. Smith                Director of General Partner            Loomis
IXIS Asset Management        Shareholder                            LSCI
Holdings, LLC ("IXIS AM
Holdings")
IXIS Asset Management US,    General Partner                        IXIS AM NA
LLC ("IXIS AM US LLC")
IXIS Asset Management US     Limited Partner;                       IXIS AM NA; IXIS AM US LLC
Corporation ("IXIS AM US")   Member
IXIS Asset Management        Shareholder of Common Stock            IXIS AM US
("IXIS AM")
Caisse Nationale Des Caisses Shareholder                            IXIS AM GROUP; IXIS AM US
D'Epargne ("CNCE")
Caisse Des Depots ET         Shareholder                            CNCE
Consignations ("CDC")
IXIS Asset Management Group  Shareholder                            IXIS AM
("IXIS AM GROUP")

(z)   Metropolitan West Asset Management, LLC

      The following chart reflects the directors and officers of Metropolitan, including their business connections, which are of a substantial nature. The address of Metropolitan is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                             Title                            Business Connection
----                             -------------------------------- --------------------------------
Metropolitan West Financial, LLC Member                           Metropolitan
Tad Rivelle                      Member                           Metropolitan
Laird R. Landmann                Member                           Metropolitan
Scott B. Dubchansky              Member                           Metropolitan
Richard S. Hollander             Director; Member of MW Holdings, Metropolitan; Member of MW
                                 LLC                              Holdings, LLC
Lara E. Mulpagano                Chief Operating Officer          Metropolitan
Stephen M. Kane                  Member                           Metropolitan
Joseph D. Hattesohl              Chief Financial Officer          Metropolitan
David B. Lippman                 Member                           Metropolitan
Anthony C. Scibelli              Member                           Metropolitan
Patrick A. Moore                 Member                           Metropolitan
Keith T. Kirk                    Chief Compliance Officer         Metropolitan
MW Holdings, LLC                 Interest Owner                   Metropolitan West Financial, LLC

(aa)  Moody Aldrich Partners, LLC

      The following chart reflects the directors and officers of Moody, including their business connections, which are of a substantial nature. The address of Moody is 18 Sewall Street, Marblehead, Massachusetts 01945 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

              Name                      Title  Business Connection
              ----                      ------ -------------------
              Amory A. Aldrich, Jr.     Member        Moody
              William B. Moody          Member        Moody
              Robert J. Grantham        Member        Moody
              Eyk H.A.D.M. Van Otterloo Member        Moody
              Scott M. Spangler         Member        Moody
              Michael C. Pierre         Member        Moody
              Timothy J. Ehrman         Member        Moody

(bb)  Scout Investment Advisors, Inc.

      The following chart reflects the directors and officers of Scout, including their business connections, which are of a substantial nature. The address of Scout is 1010 Grand Blvd., Kansas City, Missouri 64106 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                      Title                               Business Connection
----                      ----------------------------------- -------------------
James L. Moffett          Chairman; Director                    Scout
John C. Pauls             Secretary                             Scout
Manuel A. Andrade         Director                              Scout
UMB Bank, N.A.            Shareholder                           Scout
James A. Reed             Director; Vice President              Scout
Edward J. McShane         Director                              Scout
Gary W. Dicenzo           Senior Vice President                 Scout
Bradley S. Kastler        Chief Compliance Officer              Scout
William B. Greiner        President; Chief Executive Officer;   Scout
                          Chief Investment Officer
Joseph J. Gazzoli         Director                              Scout
UMB Financial Corporation Shareholder                           UMB Bank, N.A.

(cc)  SSI Investment Management, Inc.

      The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 357 N Canon Drive, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

   Name                 Title                            Business Connection
   ----                 -------------------------------- -------------------
   John D. Gottfurcht   President                                SSI
   Amy J. Gottfurcht    Chairman; CEO; Secretary                 SSI
   George M. Douglas    Vice President; Chief Investment         SSI
                        Officer
   Syed F. Mehdi        CCO; Vice President Human                SSI
                        Resources
   David W. Rosenfelder Vice President; Senior Portfolio         SSI
                        Analyst

(dd)  TT International Investment Management

      The following chart reflects the directors and officers of TT International, including their business connections, which are of a substantial nature. The address of TT International is Martin House, 5 Martin Lane, London, United Kingdom EC4R 0DP and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name                    Title                               Business Connection
----                    ----------------------------------- -------------------
Timothy A. Tacchi       Senior General Partner               TT International
Alexander S.M. Carswell General Partner; Finance & Admin     TT International
Mark S. Williams        General Partner; Marketing & Client  TT International
                        Servicing
David J.S. Burnett      Managing Partner (General)           TT International
John D. Hobson          General Partner                      TT International
Dean L. Smith           General Partner                      TT International
Martin A.F. Shenfield   General Partner                      TT International
Samuel A. Allison       General Partner; Chief Compliance    TT International
                        Officer
Richard W. Simpson      General Partner; Head of IT          TT International
Pauline S. Pong         General Partner                      TT International
Douglas E. Sankey       General Partner                      TT International
Margaret A. Leach       General Partner; Chief Financial     TT International
                        Officer
Martin A. Pluck         General Partner                      TT International
Patrick E. Deane        General Partner                      TT International
Mark H. Eady            General Partner                      TT International
Nicholas B. Bluffield   General Partner; Macro Trading       TT International
Anthony J. Moorhouse    General Partner; Head of Trading     TT International
Roger S. Bernheim       General Partner                      TT International
Lars J. Nielsen         General Partner                      TT International
Helen B. Marsden        General Partner                      TT International
Andrew D. Raikes        General Partner                      TT International
Gawain M. Barnard       General Partner                      TT International
Jonathan P. Bolton      General Partner                      TT International
Peter N. Robson         General Partner                      TT International

(ee)  TWIN Capital Management, Inc.

      The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name            Title                                Business Connection
    ----            ------------------------------------ -------------------
    Geoffrey Gerber President; CIO                              TWIN
    James D. Drake  Controller; Chief Compliance Officer        TWIN

(ff)  Yacktman Asset Management Co.

      The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

    Name                Title                            Business Connection
    ----                -------------------------------- -------------------
    Donald A. Yacktman  President; Secretary; Treasurer;      Yacktman
                        Chief Compliance Officer
    Ronald W. Ball      Senior Vice President                 Yacktman
    Stephen A. Yacktman Vice President                        Yacktman

(gg)  Merk Investments, LLC

      The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name              Title                    Business Connection
         ----              ------------------------ -------------------
         Axel Merk         President                       Merk
         Kimberly Schuster Chief Compliance Officer        Merk

(hh)  Dover Corporate Responsibility Management LLC

      The following chart reflects the directors and officers of Dover, including their business connections, which are of a substantial nature. The address of Dover is 140 Greenwich Avenue, Greenwich, CT 06830 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                 Title                Business Connection
         ----                 -------------------- -------------------
         Richard M. Fuscone   Chairman                    Dover
         Michael P. Castine   President                   Dover
         Christopher J. Wolfe Director of Research        Dover

(ii)  Alex. Brown Investment Management

      The following chart reflects the directors and officers of Alex. Brown, including their business connections, which are of a substantial nature. The address of Alex. Brown is 1 South Street, Baltimore, MD 21202 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

       Name              Title                       Business Connection
       ----              --------------------------- -------------------
       Lee S. Owen       Co-President                    Alex. Brown
       Bruce E. Behrens  Co-President                    Alex. Brown
       James D. Brown    Director                        Alex. Brown
       Robert H. Vernon  Director                        Alex. Brown
       Hobart C. Buppert Director, Portfolio Manager     Alex. Brown
       Nancy I. Denney   Chief Compliance Officer        Alex. Brown

(iii) Third Millennium Investment Advisors, LLC

      The following chart reflects the directors and officers of Third Millennium Investment Advisors, LLC, including their business connections, which are of a substantial nature. The address of Third Millennium Investment Advisors, LLC is 1185 Avenue of the Americas, New York, New York 10036 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

      Name                   Title                    Business Connection
      ----                   ------------------------ -------------------
      John Thomas Connor     Managing Member           Third Millennium
      John Pasco             Member                    Third Millennium
      James Laurence Melcher Member                    Third Millennium
      Peter Leonard Smith    Chief Compliance Officer  Third Millennium
      Susan Connor           Member                    Third Millennium

ITEM 27. PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

            American Beacon Funds            Wintergreen Fund. Inc.
            American Beacon Mileage Funds    Henderson Global Funds
            American Beacon Select Funds     Ironwood Series Trust
            Bridgeway Funds, Inc.            Monarch Funds
            Century Capital Management Trust Sound Shore Fund, Inc.
            Forum Funds

(b) The following are officers of Foreside Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, First Floor, Portland, Maine 04101.

Name              Position with Underwriter             Position with Registrant
----              ------------------------------------- --------------------------------
Simon D. Collier  Principal Executive Officer           President (Principal Executive
                                                        Officer)
Carl A. Bright    President & Treasurer                 None
Nanette K. Chern  Vice President, Secretary & Chief     Anti-Money Laundering Compliance
                  Compliance Officer                    Officer
Richard J. Berthy Vice President & Assistant Treasurer  None
Mark A. Fairbanks Vice President, Assistant Secretary & None
                  Deputy Chief Compliance Officer

(c)   Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

    The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Citigroup Fund Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 29. MANAGEMENT SERVICES

    Not Applicable.

ITEM 30. UNDERTAKINGS

    None.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine February 6, 2007.

                                              FORUM FUNDS

                                              By  /s/ Simon D. Collier
                                                  -----------------------------
                                                  Simon D. Collier, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on February 6, 2007.

(a) Principal Executive Officer

    /s/ Simon D. Collier
    ------------------------------
    Simon D. Collier
    President

(b) Principal Financial Officer

    /s/ Trudance L. Bakke
    ------------------------------
    Trudance L. Bakke
    Principal Financial Officer
    and Treasurer

(c) A majority of the Trustees

    John Y. Keffer, Trustee
    James C. Cheng, Trustee
    J. Michael Parish, Trustee
    Costas Azariadis, Trustee

    By: /s/ David M. Whitaker
        -------------------------
        David M. Whitaker
        Attorney in fact*

* Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

                                 EXHIBIT LIST

EXHIBITS
--------
(j)        Consent of Independent Auditors